Financial instruments risk, Interest rate risks (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest rate risks [Abstract]
Income or loss for the year	$ 114,795	$ 15,458	$ 903
Interest Rate Risks [Member]
Interest rate risks [Abstract]
Percentage increase in interest rates	1.00%	1.00%
Percentage decrease in interest rates	(1.00%)	(1.00%)
Interest Rate Risks [Member] | Fixed Rate [Member]
Interest rate risks [Abstract]
Debt	$ 126,800	$ 71,200
Interest Rate Risks [Member] | Variable Rate [Member]
Interest rate risks [Abstract]
Debt	345,600	3,200
1% Variance [Member]
Interest rate risks [Abstract]
Income or loss for the year	(139)	(6,307)
- 1% Variance [Member]
Interest rate risks [Abstract]
Income or loss for the year	$ 139	$ 6,307